Additional information of the cash flow statement (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Additional information of the cash flow statement
Non-cash effects	$ 23,874
Lease
Additional information of the cash flow statement
Non-cash effects	4,872
Financing
Additional information of the cash flow statement
Non-cash effects	3,761
Suppliers
Additional information of the cash flow statement
Non-cash effects	$ 15,241